Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities
Other current liabilities

19Other current liabilities

Other current liabilities include the following:

	As of December 31,
in 000€	2025	2024	2023
Payroll-related liabilities	13,744	14,188	12,786
Non-income tax payables	1,020	1,454	1,139
Accrued charges	705	956	927
Advances received	398	672	289
Other current liabilities	495	1,133	562
Total	16,362	18,403	15,703

The non-income tax payables mainly relate to VAT payables and payroll taxes.